Derivative Instruments (Schedule Of Derivative Instruments, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ 5,069	$ (584)
Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	5,069	7,422
Derivatives Designated As Hedging Instruments [Member] | Forward Contracts [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	454	857
Derivatives Designated As Hedging Instruments [Member] | Cross-Currency Interest Rate Swaps [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	4,615	6,565
Derivative fair value of non-current asset	6,741	9,517
Derivative fair value of current liability	2,126	2,952
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	0	(8,006)
Derivatives Not Designated As Hedging Instruments [Member] | Total Equity Return Swap [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ 0	$ (8,006)